Investments (Fair Value of Fixed Income Securities by Contractual Maturity) (Detail) $ in Millions	Mar. 31, 2023 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 90
Due after one year through five years	500
Due after five years through ten years	420
Due after ten years	876
Total	1,886
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	58
Due after one year through five years	274
Due after five years through ten years	245
Due after ten years	503
Total	$ 1,080